Accounts Receivables, Net - Schedule of Allowance for Expected Credit Losses of Accounts Receivable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Expected Credit Losses of Accounts Receivables [Abstract]
Balance at beginning of the year	$ (1,721)	$ (6,442)
Allowance provided during the year	(19,772)
Reversal		4,735
Foreign currency translation adjustment	(165)	(14)
Balance at end of the year	$ (21,658)	$ (1,721)